Fair Value of Stock Option Awarded (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate	2.20%	2.50%	1.70%
Dividend yield	1.20%	1.50%	1.80%
Volatility factor	36.10%	35.30%	35.40%
Expected term	8 years 6 months	8 years 6 months	8 years 7 months 6 days